INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 14, 2019 TO THE PROSPECTUS DATED FEBRUARY 28, 2018 AND

THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2018, AS REVISED

JULY 31, 2018, EACH AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco DWA Developed Markets Momentum ETF

Invesco DWA Emerging Markets Momentum ETF

Invesco Emerging Markets Infrastructure ETF

Invesco FTSE International Low Beta Equal Weight ETF

Invesco FTSE RAFI Asia Pacific ex-Japan ETF

Invesco FTSE RAFI Developed Markets ex-U.S. ETF

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

Invesco FTSE RAFI Emerging Markets ETF

Invesco Global Agriculture ETF

Invesco Global Clean Energy ETF

Invesco Global Gold and Precious Metals ETF

Invesco Global Water ETF

Invesco International BuyBack AchieversTM ETF

Invesco S&P Emerging Markets Low Volatility ETF

Invesco S&P Emerging Markets Momentum ETF

Invesco S&P International Developed High Dividend Low Volatility ETF

Invesco S&P International Developed Low Volatility ETF

Invesco S&P International Developed Momentum ETF

Invesco S&P International Developed Quality ETF

(collectively, the “Funds”)

Effective today, Jonathan Nixon is no longer a Portfolio Manager of the Funds. Accordingly, all information and references related to him are hereby removed from the Prospectus and Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-PS-TRUST II EQ-PRO-SAI-SUP-1 011419